Investments for account of policyholders	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investments for account of policyholders

24 Investments for account of policyholders

Investments for account of policyholders comprise financial assets at fair value through profit or loss, excluding derivatives, and investments in real estate.

	Note	2017	2016
Shares		25,370	25,492
Debt securities		24,836	30,305
Money market and other short-term investments		2,340	1,231
Deposits with financial institutions		2,946	2,951
Unconsolidated investment funds		134,132	140,077
Other		3,786	2,868
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		193,409	202,924

Investments in real estate	24.1	655	686
Total investments for account of policyholders		194,063	203,610

The decrease in investments for account of policyholders compared to December 31, 2016 is mainly caused by the reclassification to held for sale of Aegon Ireland plc. and negative foreign exchange rates translation adjustments. Refer to note 51 Business combinations for the sale of Aegon Ireland plc.

Refer to note 47 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.

24.1 Investments in real estate for account of policyholders

	2017	2016
At January 1	686	1,022
Additions	7	74
Subsequent expenditure capitalized	3	7
Disposals	(53)	(260)
Fair value gains / (losses)	38	(26)
Net exchange differences	(26)	(131)
At December 31	655	686

The investment property is leased out under operating leases.

Rental income of EUR 50 million (2016: EUR 60 million; 2015: EUR 72 million) is reported as part of investment income in the income statement. Direct operating expenses relating to investments in real estate for account of policyholder amounted to EUR 4 million in 2017 (2016: EUR 5 million, 2015: EUR 7 million). There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.

Refer to note 48 Commitments and contingencies for a summary of contractual obligations to purchase investment property or for repairs, maintenance or enhancements.